Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements inputs at their measurement - Tortoise Acquisition Corp. II [Member] - $ / shares
	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements inputs at their measurement [Line Items]
Volatility	22.70%	30.00%
Stock price (in Dollars per share)	$ 10.49	$ 10.03
Expected life of the options to convert	5 years 11 months 15 days	5 years 1 month 2 days
Risk-free rate	0.37%	0.88%
Dividend yield	0.00%	0.00%